UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22472

RIVERNORTH OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Christopher A. Moore

RiverNorth Opportunities Fund, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1 – Schedule of Investments.

RIVERNORTH OPPORTUNITIES FUND, INC.

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS (78.73%)
Advent Claymore Convertible Securities and Income Fund	113,465	$1,834,729
Advent/Claymore Enhanced Growth & Income Fund	118,029	998,525
AllianzGI Convertible & Income 2024 Target Term Fund	218,330	1,984,620
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	118,252	1,598,767
Alpine Total Dynamic Dividend Fund	356,235	3,494,665
BlackRock Debt Strategies Fund, Inc.	88,745	1,036,542
BlackRock Municipal 2030 Target Term Trust	17,365	371,437
Clough Global Equity Fund	75,908	1,076,375
Clough Global Opportunities Fund(a)	444,719	5,074,244
Cornerstone Strategic Value Fund, Inc.	166,898	2,688,727
Cornerstone Total Return Fund, Inc.	24,847	399,043
Delaware Enhanced Global Dividend & Income Fund	289,652	3,620,650
Delaware Investments Dividend & Income Fund, Inc.	67,722	757,132
Deutsche High Income Opportunities Fund, Inc.	17,699	266,370
Eagle Growth & Income Opportunities Fund	125,738	2,098,567
Eaton Vance Floating-Rate 2022 Target Term Trust	77,885	729,782
First Trust Senior Floating Rate 2022 Target Term Fund	291,496	2,742,977
Gabelli Equity Trust, Inc.	257,474	1,673,581
Highland Floating Rate Opportunities Fund	257,411	4,056,797
Invesco High Income Trust II	185,227	2,659,860
Invesco Senior Income Trust	362,622	1,595,537
Kayne Anderson MLP Investment Co.	93,901	1,767,217
Lazard World Dividend & Income Fund, Inc.	100,955	1,246,794
Legg Mason BW Global Income Opportunities Fund, Inc.	157,132	2,071,000
Madison Covered Call & Equity Strategy Fund	215,218	1,665,787
Madison Strategic Sector Premium Fund	134,903	1,568,922
Managed Duration Investment Grade Municipal Fund	203,823	2,710,846
Morgan Stanley Emerging Markets Debt Fund, Inc.	155,854	1,535,941
Morgan Stanley Emerging Markets Fund, Inc.	52,554	1,032,161
Morgan Stanley Income Securities, Inc.	6,876	130,782
NexPoint Credit Strategies Fund	87,350	2,107,755
Nuveen Credit Strategies Income Fund	124,487	1,008,345
Nuveen Emerging Markets Debt 2022 Target Term Fund	31,431	296,394
Nuveen Intermediate Duration Quality Municipal Term Fund	37,785	481,759
Nuveen Mortgage Opportunity Term Fund	27,770	668,979
Nuveen Mortgage Opportunity Term Fund 2(a)	127,343	2,981,100
Nuveen Preferred & Income Securities Fund	50,258	474,436
PIMCO Dynamic Credit Income Fund	81,017	1,826,123
PIMCO High Income Fund	357,766	2,719,022
Prudential Global Short Duration High Yield Fund, Inc.(a)	323,093	4,607,306
Prudential Short Duration High Yield Fund, Inc.	26,775	392,254
Reaves Utility Income Fund	52,393	1,592,223
Royce Micro-Cap Trust, Inc.	48,006	461,338
Special Opportunities Fund, Inc.	35,855	552,167
Templeton Emerging Markets Income Fund	335,390	3,930,771
Tortoise Energy Infrastructure Corp.	5,266	163,562
Virtus Total Return Fund, Inc.(a)	207,738	2,418,070
Voya Prime Rate Trust	151,396	773,634
Western Asset Global High Income Fund, Inc.	56,347	557,835
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	104,134	1,200,665

TOTAL CLOSED-END FUNDS
(Cost $80,333,735)		83,702,115

Description	Shares	Value (Note 2)

BUSINESS DEVELOPMENT COMPANIES (6.43%)
American Capital Senior Floating, Ltd.	94,261	$1,022,732
Ares Capital Corp.	3,924	62,588
Corporate Capital Trust, Inc.	132,218	2,096,977
FS Investment Corp.	41,575	315,970
Garrison Capital, Inc.	325,079	2,629,889
OHA Investment Corp.	601,728	710,039

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $8,313,009)		6,838,195

BUSINESS DEVELOPMENT COMPANY NOTES (4.76%)
Capital Southwest Corp., 5.95%, 12/15/2022(b)	29,239	749,396
Capitala Finance Corp., 5.75%, 5/31/2022	772	19,084
Harvest Capital Credit Corp., 6.13%, 9/15/2022	2,984	75,495
KCAP Financial, Inc., 6.13%, 9/30/2022	24,231	605,775
MVC Capital, Inc., 6.25%, 11/30/2022	18,052	462,131
Stellus Capital Investment Corp., 5.75%, 9/15/2022	12,767	320,835
THL Credit, Inc., 6.75%, 12/30/2022	15,855	407,473
THL Credit, Inc., 6.75%, 11/15/2021	3,331	84,241
TICC Capital Corp., 6.50%, 3/30/2024	77,272	1,966,572
TriplePoint Venture Growth Corp., 5.75%, 7/15/2022	14,634	365,850

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $4,983,541)		5,056,852

SPECIAL PURPOSE ACQUISITION COMPANIES (5.40%)
Andina Acquisition Corp. II(b)	38,294	395,960
Atlantic Acquisition Corp.(b)	16,904	167,772
Big Rock Partners Acquisition Corp.(b)	35,482	374,513
Bison Capital Acquisition Corp.(b)	22,246	219,346
Black Ridge Acquisition Corp.(b)	24,390	235,607
CM Seven Star Acquisition Corp.(b)	32,478	313,088
Constellation Alpha Capital Co.(b)	15,886	155,365
Draper Oakwood Technology Acquisition, Inc., Class A(b)	13,212	129,940
Haymaker Acquisition Corp.(b)	51,091	508,866
Hennessy Capital Acquisition Corp. III(b)	29,724	293,673
Industrea Acquisition Corp., Class A(b)	16,655	163,219
KBL Merger Corp. IV(b)	20,375	200,490
Legacy Acquisition Corp.(b)	29,594	295,644
Leisure Acquisition Corp.(b)	56,828	564,870
Modern Media Acquisition Corp.(b)	20,850	203,288
National Energy Services Reunited Corp.(b)	20,850	208,083
One Madison Corp.(b)	75,084	749,338
Osprey Energy Acquisition Corp.(b)	19,348	186,128
Pensare Acquisition Corp.(b)	38,862	376,767

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $5,625,360)		5,741,957

RIGHTS (0.08%)
Atlantic Acquisition Corp., Expires 12/31/2049	16,904	8,452
Bison Capital Acquisition Corp., Expires 07/18/2022	22,246	9,121
Black Ridge Acquisition Corp., Expires 10/25/2022	12,194	3,414
CM Seven Star Acquisition Corp., Expires 11/06/2018	32,478	9,743
Constellation Alpha Capital Co., Expires 03/23/2024	15,886	6,037
Draper Oakwood Technology Acquisition, Inc., Expires 09/30/2024	13,212	8,192
KBL Merger Corp. IV, Expires 07/01/2023	20,375	7,506

Description	Shares	Value (Note 2)
Modern Media Acquisition Corp., Expires 06/07/2022	20,850	$8,340
Pensare Acquisition Corp., Expires 08/08/2022	38,862	20,208

TOTAL RIGHTS
(Cost $67,985)		81,013

WARRANTS (0.10%)
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 07/18/2022	11,123	4,215
Black Ridge Acquisition Corp., Strike Price $11.50, Expires 10/25/2022	32,819	11,487
CM Seven Star Acquisition Corp., Strike Price $11.50, Expires 11/06/2018	16,239	4,547
Constellation Alpha Capital Co., Strike Price $11.50, Expires 03/23/2024	15,886	4,210
Draper Oakwood Technology Acquisition, Inc., Strike Price $11.50, Expires 09/30/2024	6,606	4,528
Hennessy Capital Acquisition Corp. III, Strike Price $11.50, Expires 06/15/2024	22,293	18,726
I-AM Capital Acquisition Co., Strike Price $11.50, Expires 10/09/2022	16,748	3,870
Industrea Acquisition Corp., Strike Price $11.50, Expires 08/01/2024	16,655	8,994
KBL Merger Corp. IV, Strike Price $5.75, Expires 07/01/2023	20,375	5,094
Modern Media Acquisition Corp., Strike Price $11.50, Expires 06/07/2022	10,425	4,691
National Energy Services Reunited Corp., Strike Price $5.75, Expires 06/06/2022	20,850	17,931
Osprey Energy Acquisition Corp., Strike Price $11.50, Expires 08/15/2022	9,674	7,352
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022	19,431	11,076

TOTAL WARRANTS
(Cost $94,131)		106,721

	Rate	Maturity Date	Principal Amount	Value (Note 2)
U.S. GOVERNMENT BONDS AND NOTES (4.97%)
U.S. Treasury Notes(a)	1.125%	01/31/19	$5,327,100	$5,283,921

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $5,291,104)				5,283,921

	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS (1.31%)
State Street Institutional Treasury Money Market Fund	1.231%	1,388,566	1,388,566

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,388,566)			1,388,566

TOTAL INVESTMENTS (101.78%)
(Cost $106,097,431)			$108,199,340

Liabilities in Excess of Other Assets (-1.78%)(c)			(1,877,577)
NET ASSETS (100.00%)			$106,321,763

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value
EXCHANGE-TRADED FUNDS
SPDR® Bloomberg Barclays High Yield Bond ETF	(110,000)	$(4,037,000)
SPDR® S&P 500® ETF Trust	(38,591)	(10,878,803)

TOTAL EXCHANGE-TRADED FUNDS		(14,915,803)

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,594,002)		$(14,915,803)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of January 31, 2018, the aggregate market value of those securities was $10,663,141 representing 10.03% of net assets.
(b)	Non-income producing security.
(c)	Includes cash, in the amount of $13,096,544 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end Funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the Statement of Investments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund’s ultimately realize upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2018.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$83,702,115	$–	$–	$83,702,115
Business Development Companies	6,838,195	–	–	6,838,195
Business Development Company Bonds	5,056,852	–	–	5,056,852
Special Purpose Acquisition Companies	5,741,957	–	–	5,741,957
Rights	81,013	–	–	81,013
Warrants	106,721	–	–	106,721
U.S. Government Bonds and Notes	–	5,283,921	–	5,283,921
Short-Term Investments	1,388,566	–	–	1,388,566
Total	$102,915,419	$5,283,921	$–	$108,199,340
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(14,915,803)	$–	$–	$(14,915,803)
Total	$(14,915,803)	$–	$–	$(14,915,803)

The Fund recognizes transfers between the levels as of the end of the period. For the period ended January 31, 2018, the Fund had transfers between Level 1 and Level 2 securities as shown in the following table:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Special Purpose Acquisition Companies	$1,294,605	$-	$-	$(1,294,605)
Rights	7,506	-	-	(7,506)
Warrants	25,565	-	-	(25,565)
Total	$1,327,676	$-	$-	$(1,327,676)

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Item 2 – Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	March 27, 2018

By:	/s/ Bradley J. Swenson
Bradley J. Swenson
Treasurer (Principal Financial Officer)

Date:	March 27, 2018